Expense Example - QS U.S. Small Capitalization Equity Fund	May 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 697
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,231
Expense Example, with Redemption, 10 Years	2,020
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,379
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	1,994
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,887
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,287
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,086
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	1,024
Expense Example, with Redemption, 5 Years	1,351
Expense Example, with Redemption, 10 Years	$ 2,273